SHARE-BASED PAYMENT - Summary of Share-based Payment Arrangements (Detail) R$ in Thousands		12 Months Ended
		Dec. 31, 2023 shares BRL (R$) R$ / shares	Dec. 31, 2022 shares R$ / shares	Dec. 31, 2021 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted | R$		37,709,232
Number of share options granted		16,868,466	5,156,829
Exercised /canceled /transferred		(6,151,734)
Number Of Outstanding Share options		31,557,498	17,876,508	15,592,511
Cash Settled Transactions [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted		3,873,444
Exercised /canceled /transferred		(121,446)
Number Of Outstanding Share options		3,751,998
Cosan S.A. [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value as of grant date | R$ / shares		R$ 16.82	R$ 17.14
Cosan S.A. [member] | Share grant programs [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted		22,945,849
Exercised /canceled /transferred		(2,908,987)
Number Of Outstanding Share options		20,036,862
Cosan S.A. [member] | Share grant programs [member] | 07/31/2018 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Type of award / Grant date		07/31/2018
Company		Cosan S.A.
Life expectancy (months)		60 months
Number of share options granted		842,408
Exercised /canceled /transferred		(842,408)
Number Of Outstanding Share options
Fair value as of grant date | R$ / shares		R$ 9.65
Cosan S.A. [member] | Share grant programs [member] | 07/31/2019 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Type of award / Grant date		07/31/2019
Company		Cosan S.A.
Life expectancy (months)		60 months
Number of share options granted		229,020
Exercised /canceled /transferred		(41,714)
Number Of Outstanding Share options		187,306
Fair value as of grant date | R$ / shares		R$ 13.44
Cosan S.A. [member] | Share grant programs [member] | 07/31/2020 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Type of award / Grant date		07/31/2020
Company		Cosan S.A.
Life expectancy (months)		60 months
Number of share options granted		68,972
Exercised /canceled /transferred		(6,704)
Number Of Outstanding Share options		62,268
Fair value as of grant date | R$ / shares		R$ 20.93
Cosan S.A. [member] | Share grant programs [member] | 07/31/2021 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Type of award / Grant date		07/31/2021
Company		Cosan S.A.
Life expectancy (months)		36 months
Number of share options granted		424,839
Exercised /canceled /transferred		(25,722)
Number Of Outstanding Share options		399,117
Fair value as of grant date | R$ / shares		R$ 24.38
Cosan S.A. [member] | Share grant programs [member] | 09/10/2021 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Type of award / Grant date		09/10/2021
Company		Cosan S.A.
Life expectancy (months)		48 months
Number of share options granted		5,283,275
Exercised /canceled /transferred		(1,981,231)
Number Of Outstanding Share options		3,302,044
Fair value as of grant date | R$ / shares		R$ 22.24
Cosan S.A. [member] | Share grant programs [member] | 10/11/2021 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Type of award / Grant date		10/11/2021
Company		Cosan S.A.
Life expectancy (months)		60 months
Number of share options granted		806,752
Exercised /canceled /transferred
Number Of Outstanding Share options		806,752
Fair value as of grant date | R$ / shares		R$ 23.2
Cosan S.A. [member] | Share grant programs [member] | 07/31/2022 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Type of award / Grant date		07/31/2022
Company		Cosan S.A.
Life expectancy (months)		36 months
Number of share options granted		846,506
Exercised /canceled /transferred		(11,208)
Number Of Outstanding Share options		835,298
Fair value as of grant date | R$ / shares		R$ 18.74
Cosan S.A. [member] | Share grant programs [member] | 11/22/2022 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Type of award / Grant date		11/22/2022
Company		Cosan S.A.
Life expectancy (months)		60 months
Number of share options granted		377,173
Exercised /canceled /transferred
Number Of Outstanding Share options		377,173
Fair value as of grant date | R$ / shares		R$ 17.14
Cosan S.A. [member] | Share grant programs [member] | 01/30/2023 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Type of award / Grant date		01/30/2023
Company		Cosan S.A.
Life expectancy (months)		36 months
Number of share options granted		12,472,325
Exercised /canceled /transferred
Number Of Outstanding Share options		12,472,325
Fair value as of grant date | R$ / shares		R$ 15.26
Cosan S.A. [member] | Share grant programs [member] | 07/31/2023 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Type of award / Grant date		07/31/2023
Company		Cosan S.A.
Life expectancy (months)		36 months
Number of share options granted		1,047,845
Exercised /canceled /transferred
Number Of Outstanding Share options		1,047,845
Fair value as of grant date | R$ / shares		R$ 17.53
Cosan S.A. [member] | Share grant programs [member] | 12/01/2023 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Type of award / Grant date		12/01/2023
Company		Cosan S.A.
Life expectancy (months)		60 months
Number of share options granted		546,734
Exercised /canceled /transferred
Number Of Outstanding Share options		546,734
Fair value as of grant date | R$ / shares		R$ 17.68
Comgas [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value as of grant date | R$ / shares			79
Comgas [member] | Share grant programs [member] | 07/31/2019 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Type of award / Grant date		07/31/2019
Company		Comgás
Life expectancy (months)		48 months
Number of share options granted		83,683
Exercised /canceled /transferred		(83,683)
Number Of Outstanding Share options
Fair value as of grant date | R$ / shares		R$ 79
Compass [member] | Cash Settled Transactions [Member] | 08/01/2021 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Type of award / Grant date		08/01/2021
Company		Compass
Life expectancy (months)		24 months
Number of share options granted		29,492
Exercised /canceled /transferred		(29,492)
Number Of Outstanding Share options
Fair value as of grant date | R$ / shares		R$ 25.46
Compass [member] | Cash Settled Transactions [Member] | 08/01/2021 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Type of award / Grant date		08/01/2021
Company		Compass
Life expectancy (months)		36 months
Number of share options granted		170,647
Exercised /canceled /transferred
Number Of Outstanding Share options		170,647
Fair value as of grant date | R$ / shares		R$ 25.46
Compass [member] | Cash Settled Transactions [Member] | 08/01/2021 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Type of award / Grant date		08/01/2021
Company		Compass
Life expectancy (months)		36 months
Number of share options granted		37,572
Exercised /canceled /transferred
Number Of Outstanding Share options		37,572
Fair value as of grant date | R$ / shares		R$ 25.46
Compass [member] | Cash Settled Transactions [Member] | 11/01/2021 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Type of award / Grant date		11/01/2021
Company		Compass
Life expectancy (months)		32 months
Number of share options granted		192,405
Exercised /canceled /transferred
Number Of Outstanding Share options		192,405
Fair value as of grant date | R$ / shares		R$ 25.46
Compass [member] | Cash Settled Transactions [Member] | 11/01/2021 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Type of award / Grant date		11/01/2021
Company		Compass
Life expectancy (months)		32 months
Number of share options granted		1,646,411
Exercised /canceled /transferred		(17,873)
Number Of Outstanding Share options		1,628,538
Fair value as of grant date | R$ / shares		R$ 25.46
Compass [member] | Cash Settled Transactions [Member] | 02/01/2022 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Type of award / Grant date		02/01/2022
Company		Compass
Life expectancy (months)		29 months
Number of share options granted		90,087
Exercised /canceled /transferred
Number Of Outstanding Share options		90,087
Fair value as of grant date | R$ / shares		R$ 25.59
Compass [member] | Cash Settled Transactions [Member] | 08/01/2022 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Type of award / Grant date		08/01/2022
Company		Compass
Life expectancy (months)		36 months
Number of share options granted		837,439
Exercised /canceled /transferred
Number Of Outstanding Share options		837,439
Fair value as of grant date | R$ / shares		R$ 25.59
Compass [member] | Cash Settled Transactions [Member] | 08/01/2022, One [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Type of award / Grant date		08/01/2022
Company		Compass
Life expectancy (months)		36 months
Number of share options granted		30,651
Exercised /canceled /transferred		6,460
Number Of Outstanding Share options		24,191
Fair value as of grant date | R$ / shares		R$ 25.59
Compass [member] | Cash Settled Transactions [Member] | 08/01/2023 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Type of award / Grant date		08/01/2023
Company		Compass
Life expectancy (months)		36 months
Number of share options granted		242,802
Exercised /canceled /transferred
Number Of Outstanding Share options		242,802
Fair value as of grant date | R$ / shares		R$ 34.12
Compass [member] | Cash Settled Transactions [Member] | 08/01/2023, One [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Type of award / Grant date		08/01/2023
Company		Compass
Life expectancy (months)		36 months
Number of share options granted		25,716
Exercised /canceled /transferred
Number Of Outstanding Share options		25,716
Fair value as of grant date | R$ / shares		R$ 34.12
Rumo S.A. [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value as of grant date | R$ / shares	[1]	R$ 21.87	20.56
Rumo S.A. [member] | Share grant programs [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted		9,463,647
Exercised /canceled /transferred		(3,037,618)
Number Of Outstanding Share options		6,426,029
Rumo S.A. [member] | Share grant programs [member] | 08/01/2018 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Type of award / Grant date		08/01/2018
Company		Rumo S.A.
Life expectancy (months)		60 months
Number of share options granted		1,149,544
Exercised /canceled /transferred		(1,149,544)
Number Of Outstanding Share options
Fair value as of grant date | R$ / shares		R$ 13.94
Rumo S.A. [member] | Share grant programs [member] | 08/15/2019 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Type of award / Grant date		08/15/2019
Company		Rumo S.A.
Life expectancy (months)		60 months
Number of share options granted		843,152
Exercised /canceled /transferred		(267,977)
Number Of Outstanding Share options		575,175
Fair value as of grant date | R$ / shares		R$ 22.17
Rumo S.A. [member] | Share grant programs [member] | 11/11/2020 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Type of award / Grant date		11/11/2020
Company		Rumo S.A.
Life expectancy (months)		60 months
Number of share options granted		776,142
Exercised /canceled /transferred		(249,747)
Number Of Outstanding Share options		526,395
Fair value as of grant date | R$ / shares		R$ 20.01
Rumo S.A. [member] | Share grant programs [member] | 05/05/2021 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Type of award / Grant date		05/05/2021
Company		Rumo S.A.
Life expectancy (months)		60 months
Number of share options granted		1,481,000
Exercised /canceled /transferred		(977,523)
Number Of Outstanding Share options		503,477
Fair value as of grant date | R$ / shares		R$ 20.84
Rumo S.A. [member] | Share grant programs [member] | 09/15/2021 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Type of award / Grant date		09/15/2021
Company		Rumo S.A.
Life expectancy (months)		36 months
Number of share options granted		1,560,393
Exercised /canceled /transferred		(191,959)
Number Of Outstanding Share options		1,368,434
Fair value as of grant date | R$ / shares		R$ 18.19
Rumo S.A. [member] | Share grant programs [member] | 09/01/2022 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Type of award / Grant date		09/01/2022
Company		Rumo S.A.
Life expectancy (months)		36 months
Number of share options granted		1,781,640
Exercised /canceled /transferred		(53,959)
Number Of Outstanding Share options		1,727,681
Fair value as of grant date | R$ / shares		R$ 20.36
Rumo S.A. [member] | Share grant programs [member] | 09/01/2022 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Type of award / Grant date		09/01/2022
Company		Rumo S.A.
Life expectancy (months)
Number of share options granted		146,909
Exercised /canceled /transferred		(146,909)
Number Of Outstanding Share options
Fair value as of grant date | R$ / shares		R$ 20.36
Rumo S.A. [member] | Share grant programs [member] | 09/01/2023 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Type of award / Grant date		09/01/2023
Company		Rumo S.A.
Life expectancy (months)		36 months
Number of share options granted		1,724,867
Exercised /canceled /transferred
Number Of Outstanding Share options		1,724,867
Fair value as of grant date | R$ / shares		R$ 21.86
Moove [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value as of grant date | R$ / shares	[2]		105.98
Moove [member] | Share grant programs [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted		1,342,609
Exercised /canceled /transferred
Number Of Outstanding Share options		1,342,609
Moove [member] | Share grant programs [member] | 07/01/2023 - Program SOP A [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Type of award / Grant date		07/01/2023
Company		Moove
Life expectancy (months)		72 months
Number of share options granted		699,276
Exercised /canceled /transferred
Number Of Outstanding Share options		699,276
Fair value as of grant date | R$ / shares		R$ 142.62
Moove [member] | Share grant programs [member] | 07/01/2023 - Program SOP B [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Type of award / Grant date		07/01/2023
Company		Moove
Life expectancy (months)		72 months
Number of share options granted		279,710
Exercised /canceled /transferred
Number Of Outstanding Share options		279,710
Fair value as of grant date | R$ / shares		R$ 88.32
Moove [member] | Share grant programs [member] | 07/01/2023 - Program SOP C [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Type of award / Grant date		07/01/2023
Company		Moove
Life expectancy (months)		72 months
Number of share options granted		223,768
Exercised /canceled /transferred
Number Of Outstanding Share options		223,768
Fair value as of grant date | R$ / shares		R$ 76.54
Moove [member] | Share grant programs [member] | 07/01/2023 - Program SOP D [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Type of award / Grant date		07/01/2023
Company		Moove
Life expectancy (months)		72 months
Number of share options granted		139,855
Exercised /canceled /transferred
Number Of Outstanding Share options		139,855
Fair value as of grant date | R$ / shares		R$ 71.45
Moove [member] | Cash Settled Transactions [Member] | 07/31/2019 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Type of award / Grant date		07/31/2019
Company		Moove
Life expectancy (months)		60 months
Number of share options granted		132,670
Exercised /canceled /transferred		(26,285)
Number Of Outstanding Share options		106,385
Fair value as of grant date | R$ / shares		R$ 50.79
Moove [member] | Cash Settled Transactions [Member] | 07/31/2020 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Type of award / Grant date		07/31/2020
Company		Moove
Life expectancy (months)		60 months
Number of share options granted		106,952
Exercised /canceled /transferred		(17,695)
Number Of Outstanding Share options		89,257
Fair value as of grant date | R$ / shares		R$ 61.89
Moove [member] | Cash Settled Transactions [Member] | 07/31/2021 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Type of award / Grant date		07/31/2021
Company		Moove
Life expectancy (months)		36 months
Number of share options granted		80,729
Exercised /canceled /transferred		(13,628)
Number Of Outstanding Share options		67,101
Fair value as of grant date | R$ / shares		R$ 102.73
Moove [member] | Cash Settled Transactions [Member] | 07/31/2022 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Type of award / Grant date		07/31/2022
Company		Moove
Life expectancy (months)		36 months
Number of share options granted		77,967
Exercised /canceled /transferred		(3,779)
Number Of Outstanding Share options		74,188
Fair value as of grant date | R$ / shares		R$ 135.05
Moove [member] | Cash Settled Transactions [Member] | 07/31/2023 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Type of award / Grant date		07/31/2023
Company		Moove
Life expectancy (months)		36 months
Number of share options granted		82,204
Exercised /canceled /transferred		233
Number Of Outstanding Share options		81,971
Fair value as of grant date | R$ / shares		R$ 150.98
Edge Comercializacao [Member] | Cash Settled Transactions [Member] | 08/01/2021 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Type of award / Grant date		08/01/2021
Company		Edge Comercialização
Life expectancy (months)		36 months
Number of share options granted		35,075
Exercised /canceled /transferred		(6,001)
Number Of Outstanding Share options		29,074
Fair value as of grant date | R$ / shares		R$ 25.46
TRSP [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value as of grant date | R$ / shares		R$ 42.21	R$ 29.2
TRSP [Member] | Cash Settled Transactions [Member] | 08/01/2022 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Type of award / Grant date		08/01/2022
Company		TRSP
Life expectancy (months)		36 months
Number of share options granted		31,675
Exercised /canceled /transferred
Number Of Outstanding Share options		31,675
Fair value as of grant date | R$ / shares		R$ 25.59
TRSP [Member] | Cash Settled Transactions [Member] | 08/01/2023 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Type of award / Grant date		08/01/2023
Company		TRSP
Life expectancy (months)		36 months
Number of share options granted		22,950
Exercised /canceled /transferred
Number Of Outstanding Share options		22,950
Fair value as of grant date | R$ / shares		R$ 34.12

[1]	Volatility was determined based on the historical volatility of the share price in the last thirty days prior to the grant date.
[2]	Volatility was determined based on the historical volatility of the parent company's share price, since Moove is not yet publicly traded, taking as a measure the period proportional to the term of the plan.